FINANCIAL RISK MANAGEMENT - Disclosure Of Carrying Amounts And Fair Values Of The Company's Financial Instruments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and banks		R$ 2,904,808	R$ 3,349,398
Certificate of bank deposits		46,864	7,639
Repurchase operations	[1]	1,244,041	650,220
Total Cash and cash equivalent		4,195,713	4,007,257	R$ 5,821,672	R$ 4,513,582
Government securities	[2]	31,415	435,898
Restricted cash		1,481	44
Financial treasury bills	[3]	539,450	646,586
DBV fund		35,235	36,921
Total short-term investments		1,835,674	2,015,661
Trade receivables		3,502,399	3,476,359
Receivables from service providers	[4]	110,214	162,268
Total receivables		4,332,271	4,571,085
Financial and operating derivatives		773,251	893,970
Total borrowing, financing and debentures		(13,592,286)	(12,716,832)
Financial and operating derivatives		(1,613,968)	(458,492)
Lease		(3,270,737)	(3,547,862)	R$ (3,858,455)
Trade accounts payables, related-parties' and reverse factoring operations		(6,375,930)	(6,770,579)
Dividends payable		(260)
Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Borrowing in local currency		(8,419,320)	(6,914,117)
Foreign currency borrowings		(5,172,966)	(5,802,715)
Lease		(3,270,737)	(3,547,862)
Trade accounts payables, related-parties' and reverse factoring operations		(6,375,930)	(6,770,579)
Insurance payable		(69,364)	(127,413)
Dividends payable		(260)	(180,772)
Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial and operating derivatives		(1,805,242)	(458,492)
Financial assets at amortised cost, class [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Receivables from service providers		110,214	162,268
Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and banks		2,904,808	3,349,398
Trade receivables		3,502,399	3,476,359
Judicial deposits		457,550	585,284
Sublease receivables		262,108	347,174
Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Certificate of bank deposits		46,864	7,639
Repurchase operations		1,244,041	650,220
Government securities		31,415	435,898
Restricted cash		1,481	44
Financial treasury bills		539,450	646,586
Loan investment funds		1,228,093	896,212
Financial and operating derivatives		1,008,365	975,129
Financial assets at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
DBV fund		35,235	36,921
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Total Cash and cash equivalent		4,195,713	4,007,257
Total short-term investments		1,835,674	2,015,661
Total receivables		4,332,271	4,571,085
Total borrowing, financing and debentures		(13,592,286)	(7,855,737)
Fair value [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Borrowing in local currency		(8,419,320)	(2,100,465)
Foreign currency borrowings		(5,172,966)	(5,755,272)
Lease		(3,270,737)	(3,547,862)
Trade accounts payables, related-parties' and reverse factoring operations		(6,375,930)	(6,770,579)
Insurance payable		(69,364)	(127,413)
Dividends payable		(260)	(180,772)
Fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial and operating derivatives		(1,805,242)	(458,492)
Fair value [member] | Financial assets at amortised cost, class [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Receivables from service providers		110,214	162,268
Fair value [member] | Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and banks		2,904,808	3,349,398
Trade receivables		3,502,399	3,476,359
Judicial deposits		457,550	585,284
Sublease receivables		262,108	347,174
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Certificate of bank deposits		46,864	7,639
Repurchase operations		1,244,041	650,220
Government securities		31,415	435,898
Restricted cash		1,481	44
Financial treasury bills		539,450	646,586
Loan investment funds		1,228,093	896,212
Financial and operating derivatives		1,008,365	975,129
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
DBV fund		R$ 35,235	R$ 36,921

[1]	Repurchase operations are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central Agency for Custody and Financial Settlement of Securities (“CETIP”), being short-term investments and with high liquidity. As of December 31, 2022, repurchase operations are remunerated at an average rate of 100.0% of CDI (100.0% of the CDI as of December 31, 2021).
[2]	As of December 31, 2022, investments in Government securities (LFT) are remunerated at an average rate of 100.02% of the CDI (102.0% of the CDI as of December 31, 2021).
[3]	As of December 31, 2022, investments in treasury bills are remunerated at an average rate of 109.69% of the CDI (120.0% as of December 31, 2021).
[4]	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies.